Net Loss Per Common Share - Schedule of Securities Excluded from Calculation of Diluted Net Loss per Common Share (Detail) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Outstanding stock options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from the calculation of diluted net loss per common share	7,344	6,844
Unvested restricted stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from the calculation of diluted net loss per common share	547	1,482
Unvested restricted stock units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Securities excluded from the calculation of diluted net loss per common share	412	412